Significant Accounting Policies (Details 3) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2015	Dec. 31, 2014	Dec. 31, 2013
Schedule of total share based expense included in the consolidated statements of income
Total share-based compensation expense	$ 2,383	$ 897	$ 126
Cost of revenues [Member]
Schedule of total share based expense included in the consolidated statements of income
Total share-based compensation expense	306	96	11
Research and development [Member]
Schedule of total share based expense included in the consolidated statements of income
Total share-based compensation expense	281	86	21
Sales and marketing [Member]
Schedule of total share based expense included in the consolidated statements of income
Total share-based compensation expense	537	207	66
General and administrative [Member]
Schedule of total share based expense included in the consolidated statements of income
Total share-based compensation expense	$ 1,259	$ 508	$ 28